Additional Information-Condensed Financial Statements of Weibo Corporation (Tables) - Weibo Corporation	12 Months Ended
Dec. 31, 2016
Balance sheets
Balance Sheets

(In thousands, except for par value)

	As of December 31,
	2015	2016

ASSETS
Current assets:
Cash and cash equivalents	$60,810	$7,235
Short-term investments	98,284	30,401
Prepaid expenses and other current assets	5,905	5,682

Total current assets	164,999	43,318
Long-term investments	256,059	349,502
Investment in subsidiaries, VIE and VIE’s subsidiaries	210,325	367,114
Amount due from SINA	1,002	89

Total assets	$632,385	$760,023

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued and other liabilities	$10,666	$6,132
Long-term Liabilities	1,047	666

Total liabilities	$11,713	$6,798

Commitments and contingencies

Shareholders’ equity:
Shareholders’ equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated)authorized; 212,177 and 218,076 shares (including 109,155 Class A ordinary shares and 108,921 Class B ordinary shares) issued and outstanding as of December 31, 2015 and 2016, respectively.	$53	$55
Additional paid-in capital	938,922	979,805
Accumulated other comprehensive loss	(10,635)	(26,994)
Accumulated deficit	(307,668)	(199,641)

Total shareholders’ equity	620,672	753,225

Total liabilities and shareholders’ equity	$632,385	$760,023

Statements of Comprehensive Income (Loss)

(In thousands)

	Year Ended December 31,
	2014	2015	2016

Operating loss	$(1,086)	$(1,279)	$(1,891)
Interest and other income (expenses), net	5,034	4,759	1,763
Investment related impairment	—	—	(23,822)
Change in fair value of investor option liability	(46,972)	—	—
Other income (loss), net
Share of income (loss) of subsidiaries, VIE, and VIE’s subsidiaries	(22,301)	31,265	131,977

Net income (loss) attributable to Weibo	(65,325)	34,745	108,027

Other comprehensive loss
Currency translation adjustments(net of tax of nil, nil, and nil for 2014, 2015 and 2016, respectively)	(1,227)	(7,601)	(18,624)
Available-for-sale securities:
Change in unrealized loss from available-for-sale securities (net of tax of nil, nil, and nil for 2014, 2015, and 2016, respectively)	(2,067)	(198)	(2,557)
Reclassification adjustment for net loss included in net income (loss) (net of tax of nil, nil, and nil for 2014, 2015, and 2016, respectively)	—	—	4,822

Net change, net of tax	(2,067)	(198)	2,265

Total comprehensive income (loss)	$(68,619)	$26,946	$91,668

Statements of Cash flow

(In thousands)

	2014	2015	2016

Net cash provided by (used in) operating activities	$(627)	$5,317	$1,025

Purchase of short-term investments	(230,161)	(148,863)	(30,046)
Maturity of short-term investments	321,208	218,762	97,798
Investments and prepayments on equity investments	(15,096)	(247,200)	(120,000)
Investment in subsidiaries	(68,873)	(4,978)	(6,535)

Net cash provided by (used in) investing activities	7,078	(182,279)	(58,783)

Proceeds from IPO, net of commission	301,270	—	—
Repayment of amount due to SINA	(255,688)	—	—
Proceeds from employees options exercised	1,508	7,822	4,183
Others	(6,462)	—	—

Net cash provided by financing activities	40,628	7,822	4,183

Net increase (decrease) in cash and cash equivalents	$47,079	$(169,140)	$(53,575)

Cash and cash equivalents at the beginning of year	$182,871	$229,950	$60,810
Cash and cash equivalents at the end of year	$229,950	$60,810	$7,235
Supplemental schedule of non-cash investing and financing activities
Investment in subsidiaries and VIE directly financed by SINA	$6,413	$17,582	$18,277